Offerings - Offering: 1	Dec. 13, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.00001 per share
Amount Registered | shares	3,498,393
Proposed Maximum Offering Price per Unit	6.945
Maximum Aggregate Offering Price	$ 24,296,339.39
Fee Rate	0.01531%
Amount of Registration Fee	$ 3,719.77
Offering Note	Includes an indeterminate number of additional shares of Class A common stock, par value $0.00001 per share (the “Class A common stock”) of Recursion Pharmaceuticals, Inc. (“Recursion”) that, pursuant to Rule 416 under the Securities Act of 1933, as amended, or the Securities Act, may be issued to prevent dilution from stock splits, stock dividends or similar transactions.Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act, based upon the average of the high and low prices of the Class A common stock on the Nasdaq Global Select Market on December 13, 2024.The registration fee of $3,719.77 is calculated in accordance with Rule 457(r) of the Securities Act. Represents deferred payment of the registration fees in connection with the registrant’s Registration Statement on Form S-3ASR (Registration No. 333-264845) filed on May 10, 2022.